Federated Government Ultrashort Duration Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.6%
		Federal National Mortgage Association ARM—0.6%
$ 763,954		2.867%, 4/1/2033	$ 766,076
105,283		3.384%, 9/1/2027	105,695
214,421		3.825%, 7/1/2033	219,830
209,781		3.910%, 5/1/2040	213,291
31,679		3.910%, 5/1/2040	32,212
132,025		3.910%, 8/1/2040	134,408
287,695		4.430%, 9/1/2035	302,040
298,615		4.470%, 6/1/2036	313,152
623,783		4.560%, 9/1/2037	655,849
14,626		4.579%, 8/1/2032	15,005
292,472		4.583%, 4/1/2024	296,717
316,951		4.586%, 6/1/2036	332,755
83,580		4.660%, 2/1/2037	87,402
29,590		4.672%, 5/1/2036	31,066
106,219		4.695%, 3/1/2033	111,251
690,225		4.744%, 8/1/2034	724,641
11,673		4.915%, 12/1/2032	12,255
12,666		4.965%, 2/1/2033	13,298
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,327,031)	4,366,943
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—53.7%
		Fannie Mae—0.4%
170,810		Fannie Mae BA 4035, Class FB, 2.645% (1-month USLIBOR +0.500%), 8/25/2039	171,222
229,354		Fannie Mae FA, Class FD, 2.645% (1-month USLIBOR +0.500%), 9/25/2038	229,475
2,362,921		Fannie Mae GS 3381, Class NF, 2.745% (1-month USLIBOR +0.600%), 2/25/2037	2,371,790
		TOTAL	2,772,487
		Federal Home Loan Mortgage Corporation REMIC—3.2%
11,103		Series 1146, Class E, 3.245% (1-month USLIBOR +1.050%), 9/15/2021	11,150
270,895		Series 1534, Class J, 3.095% (1-month USLIBOR +0.900%), 6/15/2023	272,312
256,578		Series 1632, Class FB, 3.395% (1-month USLIBOR +1.200%), 11/15/2023	258,481
159,953		Series 2111, Class MA, 2.695% (1-month USLIBOR +0.500%), 1/15/2029	160,936
163,430		Series 2111, Class MB, 2.695% (1-month USLIBOR +0.500%), 1/15/2029	164,435
166,907		Series 2111, Class MC, 2.695% (1-month USLIBOR +0.500%), 1/15/2029	167,933
89,493		Series 2286, Class FA, 2.595% (1-month USLIBOR +0.400%), 2/15/2031	89,792
30,186		Series 2292, Class KF, 2.395% (1-month USLIBOR +0.250%), 7/25/2022	30,171
235,304		Series 2296, Class FC, 2.695% (1-month USLIBOR +0.500%), 6/15/2029	236,440
339,623		Series 2326, Class FJ, 3.145% (1-month USLIBOR +0.950%), 6/15/2031	345,075
538,219		Series 2344, Class FP, 3.145% (1-month USLIBOR +0.950%), 8/15/2031	547,100
251,281		Series 2367, Class FG, 2.815% (1-month USLIBOR +0.620%), 6/15/2031	253,733
100,995		Series 2380, Class FI, 2.795% (1-month USLIBOR +0.600%), 6/15/2031	101,911
634,978		Series 2380, Class FL, 2.795% (1-month USLIBOR +0.600%), 11/15/2031	639,920
344,080		Series 2386, Class FE, 2.895% (1-month USLIBOR +0.700%), 6/15/2031	348,300
139,884		Series 2389, Class FI, 2.945% (1-month USLIBOR +0.750%), 6/15/2031	141,843
33,718		Series 2395, Class FT, 2.645% (1-month USLIBOR +0.450%), 12/15/2031	33,903
63,397		Series 2396, Class FL, 2.795% (1-month USLIBOR +0.600%), 12/15/2031	63,802
398,731		Series 2412, Class OF, 3.145% (1-month USLIBOR +0.950%), 12/15/2031	405,110

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 340,765		Series 2418, Class FO, 3.095% (1-month USLIBOR +0.900%), 2/15/2032	$ 344,167
192,814		Series 242, Class F29, 2.445% (1-month USLIBOR +0.250%), 11/15/2036	192,252
148,259		Series 244, Class F22, 2.545% (1-month USLIBOR +0.350%), 12/15/2036	148,197
349,310		Series 244, Class F30, 2.495% (1-month USLIBOR +0.300%), 12/15/2036	348,945
121,049		Series 2451, Class FC, 3.195% (1-month USLIBOR +1.000%), 5/15/2031	123,218
11,930		Series 2452, Class FG, 2.745% (1-month USLIBOR +0.550%), 3/15/2032	12,045
181,631		Series 2460, Class FE, 3.195% (1-month USLIBOR +1.000%), 6/15/2032	185,018
92,322		Series 2470, Class FI, 2.595% (1-month USLIBOR +0.400%), 10/15/2026	92,651
122,723		Series 2470, Class FW, 3.195% (1-month USLIBOR +1.000%), 5/15/2031	124,836
117,501		Series 2470, Class FX, 3.195% (1-month USLIBOR +1.000%), 5/15/2031	119,524
182,446		Series 2470, Class GF, 3.195% (1-month USLIBOR +1.000%), 6/15/2032	185,848
97,964		Series 2471, Class FS, 2.695% (1-month USLIBOR +0.500%), 2/15/2032	98,579
456,182		Series 2475, Class FL, 3.195% (1-month USLIBOR +1.000%), 2/15/2032	464,738
304,121		Series 2476, Class FC, 3.195% (1-month USLIBOR +1.000%), 2/15/2032	309,825
191,512		Series 2477, Class FD, 2.595% (1-month USLIBOR +0.400%), 7/15/2032	192,286
269,627		Series 2479, Class FA, 2.595% (1-month USLIBOR +0.400%), 8/15/2032	270,189
90,141		Series 2481, Class FC, 3.195% (1-month USLIBOR +1.000%), 5/15/2031	91,536
212,121		Series 2493, Class F, 2.595% (1-month USLIBOR +0.400%), 9/15/2029	212,805
314,785		Series 2495, Class F, 2.595% (1-month USLIBOR +0.400%), 9/15/2032	315,683
188,803		Series 2498, Class HF, 3.195% (1-month USLIBOR +1.000%), 6/15/2032	192,324
109,498		Series 2504, Class FP, 2.695% (1-month USLIBOR +0.500%), 3/15/2032	110,191
401,461		Series 2526, Class FC, 2.595% (1-month USLIBOR +0.400%), 11/15/2032	401,592
335,527		Series 2530, Class FK, 2.595% (1-month USLIBOR +0.400%), 6/15/2029	336,141
540,075		Series 2551, Class FD, 2.595% (1-month USLIBOR +0.400%), 1/15/2033	541,576
269,216		Series 2571, Class FK, 2.695% (1-month USLIBOR +0.500%), 9/15/2023	269,923
98,060		Series 2610, Class FD, 2.695% (1-month USLIBOR +0.500%), 12/15/2032	98,694
1,737,335		Series 2631, Class FC, 2.595% (1-month USLIBOR +0.400%), 6/15/2033	1,742,565
365,254		Series 2671, Class F, 2.645% (1-month USLIBOR +0.450%), 9/15/2033	367,093
488,629		Series 2684, Class FV, 3.095% (1-month USLIBOR +0.900%), 10/15/2033	497,012
1,795,159		Series 2750, Class FG, 2.725% (1-month USLIBOR +0.400%), 2/15/2034	1,798,648
4,172,928		Series 2750, Class FH, 2.825% (1-month USLIBOR +0.500%), 2/15/2034	4,204,147
99,252		Series 2763, Class FB, 2.545% (1-month USLIBOR +0.350%), 4/15/2032	99,240
358,713		Series 2796, Class FD, 2.545% (1-month USLIBOR +0.350%), 7/15/2026	359,457
1,003,711		Series 2812, Class LF, 2.595% (1-month USLIBOR +0.400%), 6/15/2034	1,005,447
648,930		Series 3036, Class NF, 2.495% (1-month USLIBOR +0.300%), 8/15/2035	647,561
136,486		Series 3085, Class FW, 2.895% (1-month USLIBOR +0.700%), 8/15/2035	138,400
865,839		Series 3085, Class VF, 2.515% (1-month USLIBOR +0.320%), 12/15/2035	864,895
900,428		Series 3184, Class JF, 2.595% (1-month USLIBOR +0.400%), 7/15/2036	902,151
762,649		Series 3191 Class FE, 2.595% (1-month USLIBOR +0.400%), 7/15/2036	763,379
81,245		Series 3300, Class FA, 2.495% (1-month USLIBOR +0.300%), 8/15/2035	81,044
81,534		Series 3325, Class NF, 2.495% (1-month USLIBOR +0.300%), 8/15/2035	81,332
1,026,438		Series 3380, Class FP, 2.545% (1-month USLIBOR +0.350%), 11/15/2036	1,025,270
789,102		Series 3542, Class NF, 2.945% (1-month USLIBOR +0.750%), 7/15/2036	799,178
		TOTAL	25,431,949
		Federal National Mortgage Association REMIC—9.5%
152,249		Series 1993-165, Class FE, 3.295% (1-month USLIBOR +1.150%), 9/25/2023	153,611
70,506		Series 1993-62, Class FA, 2.341% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	70,987
125,343		Series 1998-22, Class FA, 2.582% (1-month USLIBOR +0.400%), 4/18/2028	125,420
35,193		Series 2000-34, Class F, 2.595% (1-month USLIBOR +0.450%), 10/25/2030	35,271
21,531		Series 2000-37, Class FA, 2.645% (1-month USLIBOR +0.500%), 11/25/2030	21,586

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 45,543		Series 2001-34, Class FB, 2.482% (1-month USLIBOR +0.300%), 12/18/2028	$ 45,487
55,668		Series 2001-34, Class FL, 2.645% (1-month USLIBOR +0.500%), 8/25/2031	55,999
400,275		Series 2001-46, Class F, 2.582% (1-month USLIBOR +0.400%), 9/18/2031	401,497
211,828		Series 2001-53, Class FX, 2.495% (1-month USLIBOR +0.350%), 10/25/2031	211,384
522,468		Series 2001-56, Class FG, 2.645% (1-month USLIBOR +0.500%), 10/25/2031	525,285
172,097		Series 2001-68, Class FD, 2.645% (1-month USLIBOR +0.500%), 12/25/2031	172,881
322,333		Series 2002-17, Class JF, 3.145% (1-month USLIBOR +1.000%), 4/25/2032	328,389
314,557		Series 2002-34, Class FC, 3.182% (1-month USLIBOR +1.000%), 12/18/2031	320,283
193,090		Series 2002-37, Class F, 2.945% (1-month USLIBOR +0.800%), 11/25/2031	195,251
10,989		Series 2002-39, Class FB, 2.732% (1-month USLIBOR +0.550%), 3/18/2032	11,096
205,430		Series 2002-4, Class FJ, 2.595% (1-month USLIBOR +0.450%), 2/25/2032	206,475
104,500		Series 2002-41, Class F, 2.695% (1-month USLIBOR +0.550%), 7/25/2032	105,136
985,122		Series 2002-47, Class NF, 3.145% (1-month USLIBOR +1.000%), 4/25/2032	1,001,121
146,759		Series 2002-52, Class FD, 2.645% (1-month USLIBOR +0.500%), 9/25/2032	147,935
196,208		Series 2002-53, Class FG, 3.245% (1-month USLIBOR +1.100%), 7/25/2032	200,596
668,969		Series 2002-58, Class FD, 2.745% (1-month USLIBOR +0.600%), 8/25/2032	675,609
231,429		Series 2002-64, Class FJ, 3.145% (1-month USLIBOR +1.000%), 4/25/2032	235,835
166,821		Series 2002-74, Class FV, 2.595% (1-month USLIBOR +0.450%), 11/25/2032	167,523
135,226		Series 2002-75, Class FD, 3.182% (1-month USLIBOR +1.000%), 11/18/2032	137,791
479,177		Series 2002-77, Class FH, 2.582% (1-month USLIBOR +0.400%), 12/18/2032	479,965
240,321		Series 2002-8, Class FA, 2.932% (1-month USLIBOR +0.750%), 3/18/2032	243,730
86,329		Series 2002-82, Class FB, 2.645% (1-month USLIBOR +0.500%), 12/25/2032	86,895
345,278		Series 2002-82, Class FC, 3.145% (1-month USLIBOR +1.000%), 9/25/2032	350,987
139,259		Series 2002-82, Class FG, 2.595% (1-month USLIBOR +0.450%), 12/25/2032	139,846
601,055		Series 2002-89, Class F, 2.445% (1-month USLIBOR +0.300%), 1/25/2033	601,595
254,704		Series 2002-9, Class FH, 2.645% (1-month USLIBOR +0.500%), 3/25/2032	256,612
138,109		Series 2002-90, Class FH, 2.645% (1-month USLIBOR +0.500%), 9/25/2032	138,994
1,331,382		Series 2002-93, Class FJ, 2.695% (1-month USLIBOR +0.550%), 1/25/2033	1,342,859
278,613		Series 2003-102, Class FT, 2.545% (1-month USLIBOR +0.400%), 10/25/2033	279,652
761,666		Series 2003-107, Class FD, 2.645% (1-month USLIBOR +0.500%), 11/25/2033	766,937
1,840,963		Series 2003-116, Class HF, 2.695% (1-month USLIBOR +0.550%), 11/25/2033	1,857,384
557,933		Series 2003-121, Class FD, 2.545% (1-month USLIBOR +0.400%), 12/25/2033	559,582
186,163		Series 2003-14, Class FT, 2.645% (1-month USLIBOR +0.500%), 3/25/2033	187,464
339,973		Series 2003-19, Class FY, 2.545% (1-month USLIBOR +0.400%), 3/25/2033	340,916
147,994		Series 2003-2, Class FA, 2.645% (1-month USLIBOR +0.500%), 2/25/2033	148,966
272,895		Series 2003-21, Class TF, 2.595% (1-month USLIBOR +0.450%), 3/25/2033	274,135
483,787		Series 2003-66, Class FA, 2.495% (1-month USLIBOR +0.350%), 7/25/2033	484,220
563,022		Series 2003-79, Class FC, 2.595% (1-month USLIBOR +0.450%), 8/25/2033	565,060
1,063,529		Series 2004-17, Class FT, 2.545% (1-month USLIBOR +0.400%), 4/25/2034	1,067,214
998,533		Series 2004-2, Class FW, 2.545% (1-month USLIBOR +0.400%), 2/25/2034	1,000,278
774,067		Series 2004-49, Class FN, 2.545% (1-month USLIBOR +0.400%), 7/25/2034	775,891
1,906,720		Series 2004-49, Class FQ, 2.595% (1-month USLIBOR +0.450%), 7/25/2034	1,913,459
1,544,105		Series 2004-51, Class FY, 2.525% (1-month USLIBOR +0.380%), 7/25/2034	1,545,554
677,249		Series 2004-53, Class FC, 2.595% (1-month USLIBOR +0.450%), 7/25/2034	681,090
478,111		Series 2004-64, Class FW, 2.595% (1-month USLIBOR +0.450%), 8/25/2034	481,061
697,904		Series 2005-104, Class FA, 2.545% (1-month USLIBOR +0.400%), 12/25/2035	699,278
262,144		Series 2006-60, Class FD, 2.575% (1-month USLIBOR +0.430%), 4/25/2035	262,118
3,135,145		Series 2006-75, Class FP, 2.445% (1-month USLIBOR +0.300%), 8/25/2036	3,128,714
628,705		Series 2006-79, Class DF, 2.495% (1-month USLIBOR +0.350%), 8/25/2036	628,459
956,556		Series 2006-81, Class FA, 2.495% (1-month USLIBOR +0.350%), 9/25/2036	957,276

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 2,000,214		Series 2006-90, Class FE, 2.595% (1-month USLIBOR +0.450%), 9/25/2036	$ 2,009,074
1,076,296		Series 2006-98, Class FB, 2.455% (1-month USLIBOR +0.310%), 10/25/2036	1,074,427
3,363,213		Series 2006-W1, Class 2AF1, 2.365% (1-month USLIBOR +0.220%), 2/25/2046	3,336,592
1,074,992		Series 2008-52, Class FD, 2.495% (1-month USLIBOR +0.350%), 6/25/2036	1,073,957
16,995,476		Series 2012-116, Class FA, 2.445% (1-month USLIBOR +0.300%), 10/25/2042	16,932,742
6,975,780		Series 2016-63, Class AF, 2.645% (1-month USLIBOR +0.500%), 9/25/2046	6,996,101
15,661,880		Series 2018-95, Class FB, 2.545% (1-month USLIBOR +0.400%), 1/25/2049	15,675,980
		TOTAL	74,897,512
		Government National Mortgage Association REMIC—40.6%
108,651		Series 2001-22, Class FG, 2.547% (1-month USLIBOR +0.350%), 5/16/2031	108,727
282,491		Series 2004-59, Class FV, 2.422% (1-month USLIBOR +0.250%), 10/20/2033	281,863
769,354		Series 2009-96, Class GF, 2.647% (1-month USLIBOR +0.450%), 4/16/2039	770,263
12,102,168		Series 2010-62, Class PF, 2.672% (1-month USLIBOR +0.500%), 5/20/2040	12,182,507
6,983,885		Series 2011-23, Class KF, 2.597% (1-month USLIBOR +0.400%), 2/16/2041	7,007,325
5,516,437		Series 2011-51, Class FA, 2.572% (1-month USLIBOR +0.400%), 4/20/2041	5,524,532
12,375,559		Series 2011-H07, Class FA, 2.879% (1-month USLIBOR +0.500%), 2/20/2061	12,382,920
18,830,602		Series 2012-H15, Class FB, 2.879% (1-month USLIBOR +0.500%), 6/20/2062	18,842,906
5,600,519		Series 2012-H18, Class FA, 2.929% (1-month USLIBOR +0.550%), 8/20/2062	5,606,610
4,971,293		Series 2012-H18, Class SA, 2.959% (1-month USLIBOR +0.580%), 8/20/2062	4,984,692
9,673,313		Series 2012-H24, Class FC, 2.779% (1-month USLIBOR +0.400%), 10/20/2062	9,651,774
20,599,456		Series 2012-H25, Class BF, 2.759% (1-month USLIBOR +0.380%), 9/20/2062	20,565,040
17,268,845		Series 2012-H29, Class BF, 2.719% (1-month USLIBOR +0.340%), 11/20/2062	17,225,793
15,789,939		Series 2012-H29, Class CF, 2.719% (1-month USLIBOR +0.340%), 2/20/2062	15,720,952
2,514,523		Series 2012-H30, Class SA, 2.749% (1-month USLIBOR +0.370%), 12/20/2062	2,504,705
10,750,523		Series 2012-H31, Class FA, 2.729% (1-month USLIBOR +0.350%), 11/20/2062	10,722,166
25,458,574		Series 2015-H02, Class FA, 3.029% (1-month USLIBOR +0.650%), 1/20/2065	25,487,475
26,211,876		Series 2015-H06, Class FB, 3.029% (1-month USLIBOR +0.650%), 2/20/2065	26,241,880
4,061,186		Series 2016-116, Class DF, 2.572% (1-month USLIBOR +0.400%), 9/20/2046	4,053,976
21,462,120		Series 2016-120, Class FA, 2.572% (1-month USLIBOR +0.400%), 9/20/2046	21,424,982
17,822,031		Series 2016-147, Class AF, 2.572% (1-month USLIBOR +0.400%), 10/20/2046	17,776,697
17,218,828		Series 2017-4, Class FA, 2.572% (1-month USLIBOR +0.400%), 1/20/2047	17,190,527
28,072,984		Series 2019-10, Class FC, 2.622% (1-month USLIBOR +0.450%), 1/20/2049	28,131,985
34,628,298		Series 2019-6, Class FJ, 2.572% (1-month USLIBOR +0.400%), 1/20/2049	34,623,478
		TOTAL	319,013,775
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $422,495,285)	422,115,723
		GOVERNMENT AGENCIES—10.8%
	[2]	Federal Farm Credit Bank System Discount Notes—0.6%
5,000,000		2.680%, 12/12/2019	4,973,056
	[1]	Federal Farm Credit Bank System Floating Rate Notes—2.6%
4,000,000		2.137% (1-month USLIBOR +0.025%), 10/30/2020	3,999,085
5,000,000		2.185% (Secured Overnight Financing Rate +0.065%), 8/20/2021	4,998,037
5,000,000		2.197% (1-month USLIBOR -0.015%), 4/8/2020	4,998,820
1,250,000		2.240% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,249,680
5,000,000		2.362% (1-month USLIBOR +0.190%), 9/20/2019	5,000,468
		TOTAL	20,246,090
		Federal Farm Credit System Notes—0.3%
2,000,000		1.520%, 2/3/2020	1,998,012
		Federal Home Loan Bank Notes—1.1%
2,000,000		1.940%, 9/4/2020	1,999,199

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank Notes—continued
$ 7,000,000		2.580%, 3/30/2020	$ 7,002,557
		TOTAL	9,001,756
	[2]	Federal Home Loan Bank System Discount Notes—1.3%
5,000,000		2.375%, 11/13/2019	4,980,573
5,000,000		2.440%, 10/21/2019	4,986,467
		TOTAL	9,967,040
	[1]	Federal Home Loan Bank System Floating Rate Notes—3.4%
10,000,000		2.142% (1-month USLIBOR -0.055%), 12/16/2019	9,996,778
5,000,000		2.155% (Secured Overnight Financing Rate +0.035%), 6/19/2020	4,999,655
5,000,000		2.170% (Secured Overnight Financing Rate +0.050%), 1/22/2021	4,999,333
2,000,000		2.185% (Secured Overnight Financing Rate +0.065%), 2/26/2021	2,000,000
5,000,000		2.225% (Secured Overnight Financing Rate +0.105%), 10/1/2020	5,002,797
		TOTAL	26,998,563
		Federal Home Loan Mortgage Corporation Notes—0.9%
2,000,000		2.510%, 9/3/2019	2,000,000
5,000,000		2.520%, 4/15/2020	5,002,451
		TOTAL	7,002,451
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%
5,000,000		2.180% (Secured Overnight Financing Rate +0.060%), 6/14/2021	5,001,749
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $85,160,286)	85,188,717
		MORTGAGE-BACKED SECURITIES—4.6%
		Federal National Mortgage Association—4.6%
10,155,025		2.000%, 1/1/2032	10,177,945
16,167,625		2.500%, 8/1/2031	16,435,083
9,032,773		3.000%, 11/1/2033	9,347,068
46,948		7.500%, 1/1/2032	54,122
157,339		7.500%, 8/1/2032	182,289
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,835,941)	36,196,507
		U.S. TREASURY—6.4%
	[2]	U.S. Treasury Bills—0.8%
6,000,000		United States Treasury Bills, 1.840%, 2/27/2020	5,945,867
		U.S. Treasury Notes—5.6%
10,000,000	[1]	United States Treasury Floating Rate Notes, 2.074% (91-day T-Bill +0.115%), 9/4/2019	9,987,238
5,000,000	[1]	United States Treasury Floating Rate Notes, 2.098% (91-day T-Bill +0.139%), 9/4/2019	4,993,408
11,000,000		United States Treasury Note, 1.375%, 4/30/2020	10,963,605
3,000,000		United States Treasury Note, 1.500%, 5/31/2020	2,991,949
15,000,000		United States Treasury Note, 3.375%, 11/15/2019	15,037,500
		TOTAL	43,973,700
		TOTAL U.S. TREASURY (IDENTIFIED COST $49,926,472)	49,919,567
		REPURCHASE AGREEMENTS—24.3%
91,273,000		Interest in $830,000,000 joint repurchase agreement 2.160%, dated 8/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $830,199,200 on 9/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $846,803,185.	91,273,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $380,000,000 joint repurchase agreement 2.170%, dated 8/30/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $380,091,622 on 9/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2068 and the market value of those underlying securities was $388,948,021.	$ 100,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $191,273,000)	191,273,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $789,018,015)	789,060,457
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(2,758,831)
	TOTAL NET ASSETS—100%	$ 786,301,626
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit